PUBLIC OFFERING (Details) - Common Stock - IPO	Jun. 19, 2020 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Number of units sold	5,749,800
Number of units sold to underwriters	749,800
Price per unit | $ / shares	$ 10.00
Number of shares in a unit	1
Number of rights in a unit	1
Stock split ratio	0.1